Nature of business and organization	6 Months Ended
Dec. 31, 2025
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

Republic Power Group Limited (the “Company” or “RP”) is a holding company incorporated on November 17, 2021 under the British Virgin Islands (“BVI”) law. The Company has no substantial operations other than holding all of the equity interest of Republic Power Pte. Ltd. (“RP Singapore”), a Singapore company incorporated on January 1, 2015. The Company, through RP Singapore, engages in software; enterprise technology integration services; digital platform and infrastructure solutions; and exploration and commercialization of blockchain-enabled financial infrastructure technologies, including real-world asset tokenization solutions. The Company’s headquarter is located in Singapore. All of the Company’s business activities are carried out by RP Singapore.

On November 17, 2021, the Company completed a reorganization of RP Singapore under common control of its then existing shareholders, who collectively owned all of the equity interests of the Company prior to the reorganization. The Company and RP Singapore are under common control which results in the consolidation of RP Singapore at carrying value. The unaudited interim condensed consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying unaudited interim condensed consolidated financial statements of the Company.

The unaudited interim condensed consolidated financial statements reflect the activities of each of the following entities:

Name		Background	Ownership	Principal activity
Republic Power Group Limited	●	A BVI company	—	Investment holding
	●	Incorporated on November 17, 2021

Republic Power Pte. Ltd	●	A Singapore company	100% owned by RP	Providing of software development and technology services
	●	Incorporated on January 1, 2015